CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserve [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 98,947	$ 44,145,826	$ 2,143,252	$ (35,113,598)	$ 834,513	$ 2,420,399	$ 14,529,339
Beginning balances, shares at Dec. 31, 2022	98,947
Issuance of ordinary shares - cash	$ 42,834	2,955,563					2,998,397
Issuance of ordinary shares - cash, shares	42,834
Issuance of ordinary shares-conversion of debt	$ 14,201	1,075,621					1,089,822
Issuance of ordinary shares-conversion of debt, shares	14,201
Issuance of common stock to pay for goods	$ 420,000	42,000,000					42,420,000
Issuance of common stock to pay for goods, shares	420,000
Share based payment service	$ 8,000	3,651,080					3,659,080
Share based payment service, shares	8,000
Net loss from continued operation				(29,107,727)			(29,107,727)
Statutory reserves
Disposition of Discontinue operation				7,389,310	263,285	(2,420,399)	5,232,196
Foreign currency translation					(199,032)		(199,032)
Ending balance, value at Dec. 31, 2023	$ 583,982	93,828,090	2,143,252	(56,832,015)	898,766		40,622,075
Ending balances, shares at Dec. 31, 2023	583,982
Issuance of ordinary shares - cash	$ 1,000	69,000					70,000
Issuance of ordinary shares - cash, shares	1,000
Share based payment service		966,210					966,210
Net loss from continued operation				(9,524,783)			(9,524,783)
Foreign currency translation					9,316		9,316
Ending balance, value at Dec. 31, 2024	$ 584,982	$ 94,863,300	$ 2,143,252	$ (66,356,798)	$ 908,082		$ 32,142,818
Ending balances, shares at Dec. 31, 2024	584,982